Revision of Prior Period Amounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Revision of prior period disclosures, reason for revision	In preparing its Consolidated Statement of Cash Flows for the year ended December 31, 2011, U.S. Cellular discovered certain errors related to the classification of outstanding checks with the right of offset, and related to the classification of Accounts payable - trade for Additions to property, plant and equipment as non-cash investing activities for purposes of preparing the Consolidated Statement of Cash Flows. These errors resulted in the misstatement of Cash and cash equivalents and Accounts payable - trade as of December 31, 2010 and each quarterly period in 2011, and the misstatement of Cash flows from operating activities and Cash flows from investing activities for the years ended December 31, 2010 and 2009 and each of the quarterly periods in 2011 and 2010. In accordance with SEC Staff Accounting Bulletin Nos. 99 and 108 (“SAB 99” and “SAB 108”), U.S. Cellular evaluated these errors and determined that they were immaterial to each of the reporting periods affected and, therefore, amendment of previously filed reports was not required. However, in order to provide consistency in the Consolidated Statement of Cash Flows and as permitted by SAB 108, revisions for these immaterial amounts to previously reported annual amounts are reflected in the financial information herein and will be reflected in future filings containing such financial information as permitted by SAB 108.
Consolidated Balance Sheet
Cash and cash equivalents	$ 424,155	$ 276,915		$ 302,991		$ 173,586
Total current assets	1,292,843	1,092,113
Total assets	6,327,976	5,875,549
Accounts payable
Trade	303,779	264,090
Total current liabilities	722,280	648,484
Total liabilities and equity	6,327,976	5,875,549
Consolidated Statement of Cash Flows
Accounts payable - trade	28,410	(52,568)		36,195
Other assets and liabilities	(3,296)	77,552		(49,798)
Cash flows from operating activities	987,862	834,387		871,809
Cash used for additions to property, plant and equipment	(771,798)	(569,323)		(530,769)
Cash flows from investing activities	(759,603)	(777,297)		(545,462)
Net increase (decrease) in cash and cash equivalents	147,240	(26,076)		129,405
As Previously Reported
Consolidated Balance Sheet
Cash and cash equivalents		294,426	[1]
Total current assets		1,109,624	[1]
Total assets		5,893,060	[1]
Accounts payable
Trade		281,601	[1]
Total current liabilities		665,995	[1]
Total liabilities and equity		5,893,060	[1]
Consolidated Statement of Cash Flows
Accounts payable - trade		(14,660)	[1]	47,503	[1]
Other assets and liabilities		79,546	[1]	(51,107)	[1]
Cash flows from operating activities		874,289	[1]	881,808	[1]
Cash used for additions to property, plant and equipment		(583,134)	[1]	(546,758)	[1]
Cash flows from investing activities		(791,108)	[1]	(561,451)	[1]
Net increase (decrease) in cash and cash equivalents		15	[1]	123,415	[1]
Adjustment
Consolidated Balance Sheet
Cash and cash equivalents		(17,511)
Total current assets		(17,511)
Total assets		(17,511)
Accounts payable
Trade		(17,511)
Total current liabilities		(17,511)
Total liabilities and equity		(17,511)
Consolidated Statement of Cash Flows
Accounts payable - trade		(37,908)		(11,308)
Other assets and liabilities		(1,994)		1,309
Cash flows from operating activities		(39,902)		(9,999)
Cash used for additions to property, plant and equipment		13,811		15,989
Cash flows from investing activities		13,811		15,989
Net increase (decrease) in cash and cash equivalents		$ (26,091)		$ 5,990

[1]	In Current Report on Form 8-K filed on November 16, 2011.